Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-Based Compensation
Schedule of share-based compensation expense category

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2020	2019	2020	2019
Research and development	$1,477	$27	$3,833	$53
General and administrative	2,556	68	6,423	365
	$4,033	$95	$10,256	$418

The Company recorded share-based compensation expense in the following expense categories in its accompanying statements of operations for the year ended December 31, 2019:

(in thousands)
Research and development	$317
General and administrative	1,137
$1,454

Summary of stock option activity plan

			Weighted
		Weighted	average
		average	remaining
	Number of	exercise price	contractual
	shares	per share	term (years)
Outstanding at January 1, 2020	2,577,719	$5.90	9.3
Granted	4,345,318	14.81
Exercised	(87,836)	1.02
Forfeited	(229,046)	1.02
Outstanding at September 30, 2020	6,606,155	$12.00	9.5
Exercisable at September 30, 2020	689,514	$6.84	8.9
Vested or expected to vest at September 30, 2020	6,606,155	$12.00	9.5

The following table summarizes stock option activity for the Plan for the year ended December 31, 2019:

			Weighted
		Weighted	average
		average	remaining
	Number of	exercise price	contractual
	shares	per share	term (years)
Outstanding at January 1, 2019	—	—	—
Granted	3,686,808	$4.43
Early exercised	(998,869)	$1.02
Forfeited	(110,220)	$1.02
Outstanding at December 31, 2019	2,577,719	$5.90	9.3
Exercisable at December 31, 2019	97,909	$7.78	9.5
Vested or expected to vest at December 31, 2019	2,577,719	$5.90	9.3

Schedule of weighted average assumptions applied to options

	Nine Months Ended September 30,
	2020	2019
Expected volatility	95.5%	87.1%
Risk‑free interest rate	1.2%	2.4%
Expected term	6.06 years	5.57 years
Expected dividend yield	—	—

The fair value of each option was estimated on the date of grant using the weighted average assumptions in the table below:

Expected volatility	88.4%
Risk-free interest rate	2.0%
Expected term	5.75	years
Expected dividend yield	—

Summary of activity relating to early exercises of stock options

Number of shares
Unvested balance at January 1, 2020	494,603
Vested	(144,233)
Unvested balance at September 30, 2020	350,370

The following table summarizes activity relating to early exercises of stock options during the year ended December 31, 2019:

Number of shares
Unvested balance at January 1, 2019	—
Granted and early exercised	998,869
Vested	(504,266)
Unvested balance at December 31, 2019	494,603
Unvested and vested subject to promissory notes	901,479